Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Benefit

Income tax benefit for the years ended December 31, 2019 and 2018 is comprised of the following:

	2019	2018
Current:
Federal	$4	$7
State	289	245
Foreign	41

Total	334	252

Deferred:
Federal	(2,323)	(3,639)
State	(1,132)	(1,581)

Total	(3,455)	(5,220)

Income tax benefit	$(3,121)	$(4,968)

Schedule of Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	2019	2018
Deferred tax assets:
Net operating losses	$3,850	$2,570
Allowance for bad debts	331	122
Employee related	1,348	1,834
Interest expense	588	1,472
Other	318

Total deferred tax asset	6,435	5,998

Deferred tax liabilities:
Intangible assets	(4,825)	(7,032)
Property and equipment	(4,589)	(3,172)
Other	(551)	(662)

Total deferred tax liability	(9,965)	(10,866)

Net deferred tax liability	$(3,530)	$(4,868)

Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2019 and 2018 is as follows:

	2019	2018
Tax completed at federal statutory rate	21.00%	21.00%
State tax net of federal benefit	2.51	4.96
Non- deductible expenses	(1.38)	(0.91)
Equity compensation	(2.41)	(0.83)
Contingent put option	(5.59)	0.00
Foreign taxes	(0.15)	0.00
Warrant option	(3.20)
Other	0.92	(1.03)

Effective income tax rate	11.70%	23.19%